Borrowings	12 Months Ended
Dec. 31, 2017
ZHEJIANG TIANLAN
Borrowings
	2017	2016
	RMB’000	RMB’000
Loan borrowed by the Company	84,068	111,691

(i) On May 15, 2015, the Company signed a sales and lease back agreement with lessor A with total principal of RMB 66,700,000 and repayable within 5 years. The third party loan is denominated in Renminbi. The third party loan borrowed by the Company as of December 31, 2017 is bear interest at fixed rates 5.27% (2016: 5.27%) per annum and is secured by the Company’s machinery A. Interest paid during the year ended December 31, 2017 was approximately RMB2,027,000 (2016: RMB2,011,000 and 2015: RMB1,719,000) and was included in “Cost of revenue” in the Group’s consolidated statements of operations and comprehensive income / (loss).

(ii) On December 9, 2015, the Company signed a sales and lease back agreement with lessor B with total principal of RMB 87,560,000 and repayable within 5 years. The third party loan is denominated in Renminbi. The third party loan borrowed by the Company as of December 31, 2017 is bear interest at fixed rates 4.83% (2016: 4.83%) per annum and are secured by the Company’s machinery B and the franchise, income and account receivables generated from Machinery B. A. Interest paid during the year ended December 31, 2017 was approximately RMB3,273,000 (2016: RMB3,192,000 and 2015: Nil) and was incurred in “Cost of revenue” in the Group’s consolidated statements of operations and comprehensive income / (loss).